Income taxes (Detail 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Line Items]
Income tax expense / (benefit)	[1]	$ 1,267	$ 1,468	$ 4,305
Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)		365	469	455
Deferred tax expense / (benefit)		265	2,377	107
Income tax expense / (benefit)		630	2,846	562
Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)		426	575	435
Deferred tax expense / (benefit)		211	(1,953)	3,308
Income tax expense / (benefit)		637	(1,378)	3,743
UBS AG
Major Components Of Tax Expense Income [Line Items]
Income tax expense / (benefit)	[1]	1,198	1,345	4,242
UBS AG | Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)		336	434	408
Deferred tax expense / (benefit)		246	2,326	91
Income tax expense / (benefit)		582	2,760	499
UBS AG | Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)		402	537	435
Deferred tax expense / (benefit)		214	(1,952)	3,308
Income tax expense / (benefit)		$ 616	$ (1,415)	$ 3,743

[1]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b